Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 14,139	$ 15,872	$ 17,217
Adjustment to reconcile net income to net cash from operating activities:
Gain on sale of fixed assets	(147)	(67)	(1)
Net cash from operating activities	19,957	20,819	17,709
Cash flows used for investing activities:
Proceeds from sale of premises and equipment	1,190	139	3
Acquisition, net of cash acquired	143,797
Net cash used for investing activities	(34,118)	(146,180)	(63,575)
Cash flows from financing activities:
Net proceeds from common stock issuance		32,821
Net cash from financing activities	16,421	129,185	47,000
Increase (decrease) in cash and due from financial institutions	2,260	3,824	1,134
CBI[Member]
Operating activities:
Net income	14,139	15,872	17,217
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	794	(2,147)	1,821
Gain on sale of fixed assets	(110)	(66)
Equity in undistributed net earnings of subsidiaries	(15,987)	(17,496)	(18,529)
Net cash from operating activities	(1,164)	(3,837)	509
Cash flows used for investing activities:
Proceeds from sale of premises and equipment	899	138
Acquisition, net of cash acquired	(5,216)	(275)
Net cash used for investing activities	(4,317)	(137)
Cash flows from financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock			(1)
Net proceeds from common stock issuance		32,821
Payment to repurchase common stock		(4)
Cash dividends paid	(4,749)	(3,682)	(3,254)
Net cash from financing activities	(4,749)	29,135	(3,255)
Increase (decrease) in cash and due from financial institutions	(10,230)	25,161	(2,746)
Cash and cash equivalents at beginning of year	29,908	4,747	7,493
Cash and cash equivalents at end of year	$ 19,678	$ 29,908	$ 4,747